Critical Accounting Estimates and Judgments	6 Months Ended
Sep. 30, 2021
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Critical Accounting Estimates and Judgments
3	CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS
The consolidated financial statements are influenced by estimates and management judgments, which necessarily have to be made in the course of preparation of the consolidated financial statements. Estimates and judgments are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances, and which are continually evaluated. For information on the estimation of the allowance for loan losses which reflects the current and forward-looking impact of the
COVID-19
pandemic, refer to Note 7 “Loans and Advances.” The critical accounting estimates and judgments are described in Note 3 “Critical Accounting Estimates and Judgments” of the Group’s consolidated financial statements for the fiscal year ended March 31, 2021.